SHORT-TERM BORROWINGS AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS AND LONG-TERM DEBT

10. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings at March 31, 2017 and 2018 are comprised of the following:

	March 31,
	2017	2018
Average interest rates on loans from banks and others (%)	9.02	8.50

	March 31,
	2017	2018

	(Yen in millions)
Unsecured	¥191	¥145

Long-term debt at March 31, 2017 and 2018 are comprised of the following:

	March 31,
	2017	2018
Range of interest rates on loans from banks and others (%)	0.65-6.45	2.00-6.30

	March 31,
	2017	2018

	(Yen in millions)
Secured	¥24,383	¥26,338
Unsecured	261	3,192

Subtotal	24,644	29,530
Less, portion due within one year	(8,235)	(9,293)

Total	¥16,409	¥20,237

Aggregate maturities of long-term debt at March 31, 2018 are as follows:

Years ending March 31,	(Yen in millions)
2020	¥9,732
2021	5,195
2022	3,419
2023	1,544
2024 and thereafter	347

Total	¥20,237

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation for loans from banks at March 31, 2017 and 2018 are as follows:

	March 31,
	2017	2018

	(Yen in millions)
Property, plant and equipment, net of accumulated depreciation	¥1,418	¥1,388

As described in Note 8 to Kyocera’s consolidated financial statement included in this annual report on Form 20-F, since transferring of the capital lease receivables did not qualify as a sale for financial reporting purpose, Kyocera has accounted for the cash received as a secured borrowing. As a result of the transaction, capital lease receivables in the amount of ¥23,616 million and ¥26,056 million as of March 31, 2017 and 2018 have been recorded on the balance sheets, respectively.